CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	12 Months Ended
Dec. 31, 2022 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock price per share	$ 2.70
Warrants price per share	$ 1.73